Revenue recognition and operating segments - Other segment items included in the consolidated income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total	£ 175	£ 118	£ 74
Amortisation and impairment of intangible assets, Tax effect	(44)	(25)	(18)
Amortisation and impairment of intangible assets, Total after tax effect	131	93	56
Operating segments | North America
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total	118	59	34
Operating segments | Europe
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total	24	29	14
Operating segments | UK & Sub Saharan Africa
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total	8		9
Operating segments | Asia & MENAT
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total	11	20	7
Operating segments | Pacific
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total	6	4	4
Central and regional overheads
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total	£ 8	£ 6	£ 6